Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Summary of Deferred Tax Assets and Liabilities Recognized for the Period
Deferred tax assets and liabilities recognized as of the reporting and comparative periods break down as follows:

	Deferred tax assets		Deferred tax liabilities		Net balances
($ in millions)	As of Dec. 31, 2020	As of Dec. 31, 2019	As of Dec. 31, 2020	As of Dec. 31, 2019	As of Dec. 31, 2020	As of Dec. 31, 2019
Property, plant and equipment	—	—	(17.4)	(12.5)	(17.4)	(12.5)
Intangible assets	—	—	(371.9)	(372.7)	(371.9)	(372.7)
Right-of-use assets	—		(29.5)	(4.9)	(29.5)	(4.9)
Inventories	10.5	11.7	—	—	10.5	11.7
Employee benefits	32.1	28.6	—	—	32.1	28.6
Other temporary non-deductible provisions	4.9	4.2	—	—	4.9	4.2
Lease liabilities	23.3		—		23.3
Other temporary tax deductions	6.5	3.4	—	—	6.5	3.4

Unused tax losses	0.8	2.1	—	—	0.8	2.1

Total	78.1	50.0	(418.8)	(390.1)	(340.7)	(340.1)

Netting	(78.1)	(50.0)	78.1	50.0	—	—

Total recognized deferred tax assets and liabilities	—	—	(340.7)	(340.1)	(340.7)	(340.1)